As filed with the Securities and Exchange Commission on December 20, 2000.

                                                       File No. 333-43554
                                                       File No. 811-10039

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [X]

         Pre-Effective Amendment No.                                  [ ]
                                     -------
         Post-Effective Amendment No.   1                             [X]
                                     -------
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]

         Amendment No.    3                                           [X]
                       -------

                                    J&B FUNDS
               (Exact name of Registrant as Specified in Charter)

             BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306
               (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:  (816) 751-5900

                                Stephen S. Soden
             BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306
                     (Name and Address of Agent for Service)

With a copy to:

                             Michael P. O'Hare, Esq.
                       Stradley Ronon Stevens & Young, LLP
                            2600 One Commerce Square
                              Philadelphia, P 19103

It is proposed that this filing become effective (check appropriate box):
        /X/ immediately upon filing pursuant to paragraph (b)
        /_/ on (date)pursuant to paragraph (b)
        /_/ 60 days after filing pursuant to paragraph (a)(1)
        /_/ on (date) pursuant to paragraph (a)(1)
        /_/ 75 days after filing pursuant to paragraph (a)(2)
        /_/ on (date) pursuant to paragraph (a)(2) of Rule 485.

This Post-Effective Amendment No. 1 under the Securities Act of 1933, as amended
(the  "1933  Act") is being  filed  solely  for the  purpose  of  filing  signed
Management Agreements,  an Underwriting Agreement, a Custodian Agreement as well as the auditor's consent.  Parts A and B are incorporated herein by reference to the Registrant's Pre-Effective Amendment No. 2 under the 1933 Act that was filed via EDGAR with the Securities and Exchange Commission on December 15, 2000.

                                    J&B FUNDS

                                     PART C

                                OTHER INFORMATION

ITEM 23.    EXHIBITS.

      (a)(1)   Agreement and Declaration of Trust dated August 4, 2000 is incorporated herein by reference to Exhibit No. EX-99.a.1 of
               Registrant's Registration Statement on Form N-1A as filed with the Securities and Exchange Commission (the "SEC") via EDGAR on
               August 11, 2000 (File No. 811-10039).

      (a)(2)   Certificate of Trust as filed with the State of Delaware on
               August 4, 2000 is incorporated herein by reference to Exhibit
               No. EX-99.a.2 of the Registrant's Registration Statement on Form
               N-1A as filed with the SEC via EDGAR on August 11, 2000 (File
               No. 811-10039).

      (a)(3)   Officer's Certificate designating the three initial series of the Registrant dated November 28, 2000 is incorporated herein by reference to Exhibit No. EX-99.a.3 of the Registrant's
               Pre-Effective Amendment #1 on Form N-1A as filed with the SEC via EDGAR on November 29, 2000 (File No. 811-10039).

      (b)      By-Laws are incorporated herein by reference to Exhibit No.
               EX-99.b of the Registrant's Pre-Effective Amendment #1 on Form
               N-1A as filed with the SEC via EDGAR on November 29, 2000 (File
               No. 811-10039).

      (c)      Instruments Defining Rights of Security Holders.

               See Article III, "Shares" and Article V "Shareholders' Voting
               Powers and Meetings" of the Registrant's Agreement and
               Declaration of Trust.

               See also, Article II, "Meetings of Shareholders" of the
               Registrant's By-Laws.

      (d)(1)   Management Agreement between the Registrant, on behalf of its series, J&B Small-Cap International Fund,  and Jones &
               Babson, Inc. dated December 19, 2000 is filed herewith as Exhibit No.
               EX-99.d.1.

      (d)(2)   Management Agreement between the Registrant, on behalf of its series, J&B Small-Cap Aggressive Growth Fund,  and Jones &
               Babson, Inc. dated December 19, 2000 is filed herewith as Exhibit No.
               EX-99.d.2.

      (d)(3)   Management Agreement between the Registrant, on behalf of its series, J&B Mid-Cap Aggressive Growth Fund,  and Jones &
               Babson, Inc. dated December 19, 2000 is filed herewith as Exhibit No.
               EX-99.d.3.

      (d)(4)   Sub-Advisory Agreement between the Registrant, on behalf of J&B
               Small-Cap International Fund, and Denver Investment Advisors LLC
               dated December 11, 2000 is incorporated herein by reference to
               Exhibit No. EX-99.d.2 of the Registrant's Pre-Effective Amendment
               #2 on Form N-1A as filed with the SEC via EDGAR on December 15,
               2000 (File No. 811-10039).

      (d)(5)   Sub-Advisory Agreement between the Registrant, on behalf of J&B
               Small-Cap International Fund, and KB Growth Advisors, LLC dated
               December 11, 2000 is incorporated herein by reference to
               Exhibit No. EX-99.d.3 of the Registrant's Pre-Effective Amendment
               #2 on Form N-1A as filed with the SEC via EDGAR on December 15,
               2000 (File No. 811-10039).

      (d)(6)   Sub-Advisory Agreement between the Registrant, on behalf of J&B
               Small-Cap International Fund, and McKinley Capital Management,
               Inc. dated December 11, 2000 is incorporated herein by reference to
               Exhibit No. EX-99.d.4 of the Registrant's Pre-Effective Amendment
               #2 on Form N-1A as filed with the SEC via EDGAR on December 15,
               2000 (File No. 811-10039).

      (e)      Underwriting Agreement between the Registrant and Jones
               & Babson, Inc. dated November 1, 2000 is filed herewith as
               Exhibit No. EX-99.e.

      (f)      Bonus or Profit Sharing Contracts.

               Not Applicable.

      (g)(1)   Custodian Agreement between the Registrant and UMB Bank, N.A.
               dated October 30, 1995 is incorporated herein by reference to
               Exhibit No. EX-99.g.1 of the Registrant's Pre-Effective Amendment
               #2 on Form N-1A as filed with the SEC via EDGAR on December 15,
               2000 (File No. 811-10039).

      (g)(2)   Custodian Agreement between the Registrant and State Street Bank and Trust Company dated December 20, 2000 is filed herewith as
               Exhibit No. EX-99.g.2.

      (h)      Transfer Agency Agreement between the Registrant and Jones &
               Babson, Inc. dated as of December 15, 2000 is incorporated herein by reference to Exhibit No. EX-99.h of the Registrant's
               Pre-Effective Amendment #2 on Form N-1A as filed with the SEC via
               EDGAR on December 15, 2000 (File No. 811-10039).

      (i)      Opinion and Consent of Counsel dated November 28, 2000 is
               incorporated herein by reference to Exhibit No. EX-99.i of the
               Registrant's Pre-Effective Amendment #1 on Form N-1A as filed with the SEC via EDGAR on November 29, 2000 (File No. 811-10039).

      (j)(1)   Consent of Auditors dated December 19, 2000 is filed herewith as
               Exhibit No. EX-99.j.1.

      (j)(2)   Power of Attorney is incorporated herein by reference to Exhibit
               No. EX-99.j.2 of the Registrant's Pre-Effective Amendment #1 on
               Form N-1A as filed with the SEC via EDGAR on November 29, 2000
               (File No. 811-10039).

      (k)      Omitted Financial Statements.

               Not Applicable.

      (l)      Initial Capital Agreements.

               Not Applicable.

      (m)      Rule 12b-1 Plan.

               Not Applicable.

      (n)      Rule 18f-3 Plan.

               Not Applicable.

      (p)(1)   Code of Ethics of the Registrant, its Manager and Underwriter is
               incorporated herein by reference to Exhibit No. EX-99.p.1 of the
               Registrant's Pre-Effective Amendment #1

               on Form N-1A as filed
               with the SEC via EDGAR on November 29, 2000 (File No. 811-10039).

      (p)(2)   Code of Ethics of Denver Investment Advisors, Inc. is
               incorporated herein by reference to Exhibit No. EX-99.p.2 of the
               Registrant's Pre-Effective Amendment #1 on Form N-1A as filed with the SEC via EDGAR on November 29, 2000 (File No. 811-10039).

      (p)(3)   Code of Ethics of McKinley Capital Management, Inc. is
               incorporated herein by reference to Exhibit No. EX-99.p.3 of the
               Registrant's Pre-Effective Amendment #1 on Form N-1A as filed with the SEC via EDGAR on November 29, 2000 (File No. 811-10039).

      (p)(4)   Code of Ethics of Knappenberger Bayer, Inc. is incorporated herein by reference to Exhibit No. EX-99.p.4 of the Registrant's
               Pre-Effective Amendment #1 on Form N-1A as filed with the SEC via EDGAR on November 29, 2000 (File No. 811-10039).

ITEM 24.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT.

      None.

ITEM 25.    INDEMNIFICATION.

      Article VII, Section 2(a) of the Agreement and Declaration of Trust
provides that to the fullest extent that limitations on the liability of
Trustees and officers are permitted by the Delaware Business Trust Act, the officers and Trustees shall not be responsible or liable in any event for any act or omission of:  any agent or employee of the Trust; any Investment Adviser or Principal Underwriter of the Trust; or with respect to each Trustee and officer, the act or omission of any other Trustee or officer, respectively.
The Trust, out of the Trust Property, shall indemnify and hold harmless each and every officer and Trustee from and against any and all claims and demands whatsoever arising out of or related to such officer's or Trustee's performance of his or her duties as an officer or Trustee of the Trust.  This limitation on liability applies to events occurring at the time a Person serves as a Trustee or officer of the Trust whether or not such Person is a Trustee or officer at the time of any proceeding in which liability is asserted.  Nothing herein contained shall indemnify, hold harmless or protect any officer or Trustee from or against any liability to the Trust or any Shareholder to which such Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such
Person's office.

      Article VII, Section 2(b) provides that every note, bond, contract, instrument, certificate or undertaking and every other act or document whatsoever issued, executed or done by or on behalf of the Trust, the officers or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in such Person's capacity as Trustee and/or as officer, and such Trustee or officer, as applicable, shall not be personally liable therefore, except as described in the last sentence of the first paragraph of Section 2 of Article VII.

ITEM 26.    BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

      The principal business of Jones & Babson, Inc. is the management of the
J&B Funds and Babson Funds families of mutual funds.  It also provides fund accounting, fund administration and fund transfer agency services for non-affiliated mutual funds, and has expertise in the tax and pension plan field.  It supervises

a number of prototype and profit-sharing plan programs
sponsored by various organizations eligible to be prototype plan sponsors.  The principal business of each sub-adviser is to provide investment counsel and advice to a wide variety of clients.

ITEM 27.    PRINCIPAL UNDERWRITER.

      (a)   Jones & Babson, Inc., the principal underwriter of the Registrant, also acts as principal underwriter for the following:

            UMB Scout Stock Fund, Inc.
                  -UMB Scout Stock Fund
                  -UMB Scout Stock Select Fund
            UMB Scout WorldWide Fund, Inc.
                  -UMB Scout WorldWide Fund
                  -UMB Scout WorldWide Select Fund
            UMB Scout Regional Fund, Inc.
            UMB Scout Balanced Fund, Inc.
            UMB Scout Bond Fund, Inc.
            UMB Scout Capital Preservation Fund, Inc.
            UMB Scout Kansas Tax-Exempt Bond Fund, Inc.
            UMB Scout Money Market Fund, Inc.
            UMB Scout Tax-Free Money Market Fund, Inc.
            UMB Scout Funds
                  -UMB Scout Technology Fund
                  -UMB Scout Equity Index Fund
            David L. Babson Growth Fund, Inc.
            Babson Enterprise Fund, Inc.
            Babson Enterprise Fund II, Inc.
            D.L. Babson Money Market Fund, Inc.
                  -Prime Portfolio
                  -Federal Portfolio
            D.L. Babson Tax-Free Income Fund, Inc.
                  -Portfolio S
                  -Portfolio L
                  -Portfolio MM
            D.L. Babson Bond Trust
                  -Portfolio L
                  -Portfolio S
            Babson Value Fund, Inc.
            Shadow Stock Fund, Inc.
            Babson-Stewart Ivory International Fund, Inc.
            AFBA 5 Star Fund, Inc.
            Buffalo Balanced Fund, Inc.
            Buffalo Equity Fund, Inc.
            Buffalo High Yield Fund, Inc.
            Buffalo Small Cap Fund, Inc.
            Buffalo USA Global Fund, Inc.
            Investors Mark Series Fund, Inc.

      (b)   Herewith is the information required by the following table with respect to each director, officer or partner of the underwriter named in answer to Item 20 of Part B:

    Name and Principal          Position & Offices        Positions & Offices
     Business Address            with Underwriter           with Registrant
     ----------------            ----------------           ---------------
     Stephen S. Soden              Chairman and          Chairman and Trustee
     700 Karnes Blvd.                Director
     Kansas City, MO
     64108-3306
     Giorgio Balzer                  Director                    None
     700 Karnes Blvd.
     Kansas City, MO
     64108-3306
     Robert T. Rakich                Director                    None
     700 Karnes Blvd.
     Kansas City, MO
     64108-3306
     Edward S. Ritter                Director                    None
     700 Karnes Blvd.
     Kansas City, MO
     64108-3306
     Robert N. Sawyer                Director                   Trustee
     700 Karnes Blvd.
     Kansas City, MO
     64108-3306
     Vernon W. Voorhees              Director                    None
     700 Kansas City, MO
     64108-3306
     P. Bradley Adams           Vice President and        Vice President and
     700 Karnes Blvd.               Treasurer                  Treasurer
     Kansas City, MO
     64108-3306
     Martin A. Cramer           Vice President and        Vice President and
     700 Karnes Blvd.               Secretary                  Secretary
     Kansas City, MO
     64108-3306
      (c)   The principal underwriter does not receive any remuneration or compensation for the duties or services rendered to the Registrant pursuant to the principal underwriting agreement.

ITEM 28.    LOCATION OF ACCOUNTS AND RECORDS.

      Each account, book or other document required to be maintained by Section
31(a) of the Investment Company Act of 1940, as amended and Rules (17 CFR
270-31a-1 to 31a-3) promulgated thereunder, is in the physical possession of
Jones & Babson, Inc., at BMA Tower, 700 Karnes Blvd., Kansas City, Missouri
64108-3306.

ITEM 29.    MANAGEMENT SERVICES.

      There are no management related service contracts not discussed in Part A or Part B.

ITEM 30.    UNDERTAKINGS.

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the
Registrant pursuant to the provisions described in response to item 25, or otherwise, the Registrant has been advised that in the opinion of the
Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                  SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended
(the "Securities Act") and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Kansas City, and the State of
Missouri on the 20th day of December, 2000.

                                          J&B Funds

                                          /s/Stephen S. Soden
                                          Stephen S. Soden
                                          Chairman and Trustee

      Pursuant to the requirements of the Securities Act, this Registration
Statement has been signed below by the following persons in the capacities and the date(s) indicated.

Signature                     Title                         Date

/s/Stephen S. Soden      Chairman and Trustee                December 20, 2000
Stephen S. Soden

/s/P. Bradley Adams      Trustee, Treasurer and Principal    December 20, 2000
P. Bradley Adams         Financial & Accounting Officer

/s/ Eric T. Jager        Trustee                             December 20, 2000
Eric T. Jager*

/s/ John A. MacDonald    Trustee                             December 20, 2000
John A. MacDonald*

/s/Steve W. Panknin      Trustee                             December 20, 2000
Steve W. Panknin*

/s/James R. Seward       Trustee                             December 20, 2000
James R. Seward*

/s/Robert N. Sawyer      Trustee                             December 20, 2000
Robert N. Sawyer*

      * By /s/ Stephen S. Soden
           Stephen S. Soden
           Pursuant to Power of Attorney previously filed.

                                  EXHIBIT INDEX

                      EXHIBITS                       EXHIBIT NO.

           Management Agreement
           between Registrant and Jones &
           Babson, Inc., on behalf of J&B
           Small-Cap International Fund                EX-99.d.1

           Management Agreement
           between Registrant and Jones &
           Babson, Inc., on behalf of J&B
           Small-Cap Aggressive Growth Fund            EX-99.d.2

           Management Agreement
           between Registrant and Jones &
           Babson, Inc., on behalf of J&B
           Mid-Cap Aggressive Growth Fund              EX-99.d.3

           Underwriting Agreement
           between Registrant and Jones &
           Babson, Inc.                                EX-99.e

           Custody Agreement
           between the Registrant and
           State Street Bank and Trust
           Company                                     EX-99.g.2

           Consent of Auditors                         EX-99.j.1